Financial instruments (Details 8) (Nonrecurring basis, CHF) In Billions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total - at fair value
Assets and liabilities recorded at fair value
Loans	0.7	0.6
Level 2
Assets and liabilities recorded at fair value
Loans	0	0.1
Level 3
Assets and liabilities recorded at fair value
Loans	0.7	0.5